Fair Value Measurements (Details) - Schedule of binomial lattice model for initial measurement of private placement warrants - $ / shares	2 Months Ended		6 Months Ended	12 Months Ended
	Mar. 09, 2022	Mar. 09, 2021	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Binomial Lattice Model For Initial Measurement Of Private Placement Warrants Abstract
Risk-free interest rate		1.00%	2.98%	1.19%
Market price of public stock (in Dollars per share)		$ 9.84	$ 9.79	$ 9.7
Dividend Yield		0.00%	0.00%	0.00%
Implied volatility	13.10%		3.10%	16.60%
Exercise price (in Dollars per share)		$ 11.5	$ 11.5	$ 11.5